III. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2021	2020
Argentine Peso / U.S. dollar	(95,073)	(39,561)
Euro / U.S. dollar	12,462	(291,362)
Saudi Arabian Riyal / U.S. dollar	(77,853)	(125,789)

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2021		2020
	Amount in thousands of U.S. dollars	%	Amount in thousands of U.S. dollars	%
Fixed rate (*)	187,036	57%	237,320	38%
Variable rate	143,897	43%	381,687	62%
Total	330,933		619,007

Disclosure of fair value of financial instruments [text block]
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2020		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	584,681	486,498	-	98,183	98,183	-	-
Other investments	872,488	763,697	108,791	-	108,791	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	763,697	763,697	-	-	-	-	-
U.S. Sovereign Bills	97,982	97,982	-	-	-	-	-
Non - U.S. Sovereign Bills	14,586	14,586	-	-	-	-	-
Certificates of deposits	222,132	222,132	-	-	-	-	-
Commercial papers	268,737	268,737	-	-	-	-	-
Other notes	160,260	160,260	-	-	-	-	-
Bonds and other fixed income	108,791	-	108,791	-	108,791	-	-
Non - U.S. government securities	20,219	-	20,219	-	20,219	-	-
Corporates securities	88,572	-	88,572	-	88,572	-	-
Derivative financial instruments	11,449	-	-	11,449	-	11,449	-
Other Investments Non-current	247,082	-	239,422	7,660	239,422	-	7,660
Bonds and other fixed income	239,422	-	239,422	-	239,422	-	-
Other investments	7,660	-	-	7,660	-	-	7,660
Trade receivables	968,148	968,148	-	-	-	-	-
Receivables C and NC (*)	232,152	90,330	48,659	-	-	-	48,659
Other receivables	138,989	90,330	48,659	-	-	-	48,659
Other receivables (non-financial)	93,163	-	-	-	-	-	-
Total		2,308,673	396,872	117,292	446,396	11,449	56,319
Liabilities
Borrowings C and NC	619,007	619,007	-	-	-	-	-
Trade payables	462,105	462,105	-	-	-	-	-
Finance Lease Liabilities C and NC	257,343	257,343	-	-	-	-	-
Derivative financial instruments	3,217	-	-	3,217	-	3,217	-
Total		1,338,455	-	3,217	-	3,217	-
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2021		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	318,127	212,430	-	105,697	105,697	-	-
Other investments	397,849	239,742	158,107	-	158,107	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	239,742	239,742	-	-	-	-	-
Certificates of deposits	94,414	94,414	-	-	-	-	-
Commercial papers	30,062	30,062	-	-	-	-	-
Other notes	115,266	115,266	-	-	-	-	-
Bonds and other fixed income	158,107	-	158,107	-	158,107	-	-
Non - U.S. government securities	10,660	-	10,660	-	10,660	-	-
Corporates securities	147,447	-	147,447	-	147,447	-	-
Derivative financial instruments	11,315	-	-	11,315	-	11,315	-
Other Investments Non-current	320,254	-	312,619	7,635	312,619	-	7,635
Bonds and other fixed income	312,619	-	312,619	-	312,619	-	-
Other investments	7,635	-	-	7,635	-	-	7,635
Trade receivables	1,299,072	1,299,072	-	-	-	-	-
Receivables C and NC (*)	302,164	85,220	48,659	-	-	-	48,659
Other receivables	133,879	85,220	48,659	-	-	-	48,659
Other receivables (non-financial)	168,285	-	-	-	-	-	-
Total		1,836,464	519,385	124,647	576,423	11,315	56,294
Liabilities
Borrowings C and NC	330,933	330,933	-	-	-	-	-
Trade payables	845,256	845,256	-	-	-	-	-
Finance Lease Liabilities C and NC	117,285	117,285	-	-	-	-	-
Derivative financial instruments	11,328	-	-	11,328	-	11,328	-
Total		1,293,474	-	11,328	-	11,328	-

Disclosure of fair value measurement [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020

At the beginning of the year	56,319	55,581
Addition / (decrease)	219	(3,604)
Increase due to business combinations	-	3,915
Currency translation adjustment and others	(244)	427
At the end of the year	56,294	56,319